Share-Based Compensation - Summary of Restricted Stock Option Granted (Parenthetical) (Detail)										12 Months Ended
	Oct. 30, 2015	Oct. 01, 2015	Aug. 19, 2015	Apr. 30, 2015	Apr. 01, 2015	Jan. 23, 2015	Oct. 09, 2014	May. 08, 2014	Nov. 04, 2013	Dec. 31, 2015
November 4, 2013 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vested on each of September 29, 2014 and 2015 and the remainder of the awards will vest on an annual basis each September 29, thereafter, until September 29, 2017.
Percentage of awards vesting									25.00%
May 8, 2014 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards having vested on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
Percentage of awards vesting								25.00%
October 9, 2014 [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards having vested on various dates ranging from January 1, 2015 to October 1, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
Percentage of awards vesting							25.00%
December 9, 2014 [Member] | Vesting Period Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										The restricted shares granted on December 9, 2014 were fully vested on the grant date.
January 23, 2015 [Member] | Vesting Period Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards having vested on January 1, 2016, and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2019.
Percentage of awards vesting						25.00%
April 1, 2015 [Member] | Vesting Period Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vesting on April 1, 2016, and the remainder of the awards vesting on an annual basis each April 1, thereafter, until April 1, 2019.
Percentage of awards vesting					25.00%
April 30 , 2015 [Member] | Vesting Period Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vesting on various dates ranging from December 8, 2015 to January 11, 2016 and the remainder of the awards vesting on an annual basis thereafter.
Percentage of awards vesting				25.00%
August 19, 2015 [Member] | Vesting Period Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vesting on July 1, 2016, and the remainder of the awards vesting on an annual basis each July 1, thereafter, until July 1, 2019
Percentage of awards vesting			25.00%
October 1, 2015 [Member] | Vesting Period Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vesting on dates of January 1, 2016 and October 1, 2016, and the remainder of the awards vesting on an annual basis thereafter, until 2019.
Percentage of awards vesting		25.00%
October 30, 2015 [Member] | Vesting Period Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period										25% of the awards vesting on January 1, 2016, and the remainder of the awards vesting on an annual basis thereafter, until 2019.
Percentage of awards vesting	25.00%